The operations with derivative financial instruments contracted by the company and in force on December 31, 2021 and December 31, 2020 are shown in the following table: (Details) - BRL (R$)
R$ in Thousands
12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivative Financial Instruments 1 [Member]
IfrsStatementLineItems [Line Items]
Currency	USD	USD
Type of SWAP	LIBOR x DI	LIBOR x DI
COUNTERPARTY, SWAP	JP Morgan and Bank of America	JP Morgan and Bank of America
Total Debt	R$ 282,474	R$ 351,233
Total swap (Long position)	R$ 282,474	R$ 351,233
% Coverage	100.00%	100.00%
AVERAGE SWAP RATES, Long position	LIBOR 6M + 0.75% p.a.	LIBOR 6M + 0.75% p.a.
AVERAGE SWAP RATES, Short position		85.25%
COUNTERPARTY, Debt		KFW/
Derivative Financial Instruments 1 [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
AVERAGE SWAP RATES, Short position	79.00%
Derivative Financial Instruments 1 [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
AVERAGE SWAP RATES, Short position	92.59%
Derivative Financial Instruments 2 [Member]
IfrsStatementLineItems [Line Items]
Currency	USD	EUR
Type of SWAP	PRE x DI	PRE x DI
COUNTERPARTY, SWAP	BNP Paribas	Bank of America
Total Debt	R$ 428,793	R$ 570,878
Total swap (Long position)	R$ 429,247	R$ 570,878
% Coverage	100.00%	100.00%
AVERAGE SWAP RATES, Long position	3.32% p.a.	0.33% p.a.
AVERAGE SWAP RATES, Short position	155.00%	108.05%
COUNTERPARTY, Debt	BNP Paribas	Bank of America
Derivative Financial Instruments 3 [Member]
IfrsStatementLineItems [Line Items]
Currency	USD	USD
Type of SWAP	PRE x DI	PRE x DI
COUNTERPARTY, SWAP	Scotiabank	Scotiabank
Total Debt	R$ 559,650	R$ 1,031,526
Total swap (Long position)	R$ 559,933	R$ 1,031,526
% Coverage	100.00%	100.00%
AVERAGE SWAP RATES, Long position	1.73% p.a.	1.72% p.a.
AVERAGE SWAP RATES, Short position	1.05%	134.43%
COUNTERPARTY, Debt	The Bank of Nova Scotia	The Bank of Nova Scotia.
Derivative Financial Instruments 4 [Member]
IfrsStatementLineItems [Line Items]
Currency	BRL	USD
Type of SWAP	PRE x DI	PRE x DI
COUNTERPARTY, SWAP	BNP Paribas	BNP Paribas
Total Debt	R$ 515,166	R$ 399,725
Total swap (Long position)	R$ 517,843	R$ 399,725
% Coverage	100.00%	100.00%
AVERAGE SWAP RATES, Long position	8.34% p.a.	3.32% p.a.
AVERAGE SWAP RATES, Short position	1.07%	155.00%
COUNTERPARTY, Debt	BNP Paribas	BNP Paribas
Derivative Financial Instruments 5 [Member]
IfrsStatementLineItems [Line Items]
Currency	BRL
Type of SWAP	IPCA x DI
COUNTERPARTY, SWAP	ITAU
Total Debt	R$ 1,696,999
Total swap (Long position)	R$ 1,696,999
% Coverage	100.00%
AVERAGE SWAP RATES, Long position	IPCA + 4.17% p.a.
AVERAGE SWAP RATES, Short position	0.95%
COUNTERPARTY, Debt	DEBENTURE
Derivative Financial Instruments 6 [Member]
IfrsStatementLineItems [Line Items]
Currency	BRL
Type of SWAP	IPCA x DI
COUNTERPARTY, SWAP	XP
Total Debt	R$ 396,281
Total swap (Long position)	R$ 396,281
% Coverage	100.00%
AVERAGE SWAP RATES, Long position	IPCA + 4.23% p.a.
AVERAGE SWAP RATES, Short position	96.95%
COUNTERPARTY, Debt	BNDES